NATURE OF OPERATIONS AND GOING CONCERN	3 Months Ended
Nov. 30, 2021
Disclosure Of Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1.           NATURE OF OPERATIONS AND GOING CONCERN

Platinum Group Metals Ltd. (the "Company") is a British Columbia, Canada, company formed by amalgamation on February 18, 2002. The Company's shares are publicly listed on the Toronto Stock Exchange in Canada and the NYSE American LLC ("NYSE American") in the United States. The Company's address is Suite 838-1100 Melville Street, Vancouver, British Columbia, V6E 4A6.

The Company is a development stage company conducting work on mineral properties it has staked or acquired by way of option agreements in the Republic of South Africa.

These financial statements consolidate the accounts of the Company and its subsidiaries. Lion Battery Technologies Inc. ("Lion") is accounted for using the equity method as the Company jointly controls Lion despite owning the majority of Lion's shares. The Company's subsidiaries, associates and joint ventures as at November 30, 2021 are as follows:

		Place of incorporation and operation	Proportion of ownership interest and voting power held
Name of subsidiary	Principal activity		November 30, 2021	August 31, 2021

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited(1)	Development	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.(1),(2)	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.	Research	Canada	53.70%	53.70%

Notes:

(1) The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.

(2) Effective ownership of Waterberg JV Co. is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA") ownership portion.

These interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards applicable to a going concern which contemplates that the Company will be able to realize its assets and settle its liabilities in the normal course as they come due for at least twelve months from the date of filing of these consolidated financial statements. During the period ended November 30, 2021, the Company incurred a loss of $3.3 million, used cash of $1.8 million in operating activities and at period end had cash of $8.1 million and a working capital deficiency of $15.2 million. Included in current liabilities was $3.5 million pursuant to the Sprott Facility (as defined below) as well as convertible notes ($19.99 million) that mature on July 1, 2022. The Company currently has limited financial resources and has no sources of operating income.

In March 2020, the World Health Organization declared the outbreak of COVID-19 Coronavirus a global pandemic. The COVID-19 pandemic has had a material impact on the global economy, the scale and duration of which remain uncertain. Since March 2020, the pandemic has continued in waves and the emergence of the Omicron variant in late November 2021 has caused a resurgence in new infections. Related negative public health developments have again adversely affected workforces, economies and financial markets globally, resulting in continued economic uncertainty. Supply chain disruptions caused by the pandemic have negatively affected global automotive production, resulting in a downturn for the prices of platinum, palladium and rhodium. Although to date the Company has not experienced a direct material adverse effect due to the pandemic, it is not possible for the Company to predict the duration or magnitude of the possible adverse results of the pandemic and its effects on the Company's business or ability to raise funds. The Company and Waterberg JV Resources (Pty) Ltd. have implemented a range of COVID-19 safety measures and monitoring procedures consistent with Canadian and South African directives.

The Company's ability to continue operations in the normal course of business will depend upon its ability to secure additional funding by methods that could include debt refinancing, equity financing, the sale of assets and strategic partnerships. Management believes the Company will be able to secure further funding as required although there can be no assurance that these efforts will be successful. These factors give rise to material uncertainties resulting in substantial doubt as to the ability of the Company to continue to meet its obligations as they come due and hence, the ultimate appropriateness of the use of accounting principles applicable to a going concern.

These condensed consolidated interim financial statements do not include adjustments or disclosures that may result should the Company not be able to continue as a going concern. If the going concern assumption were not appropriate for these consolidated financial statements, then adjustments would be required to the carrying value of assets and liabilities, the expenses, the reported comprehensive loss and balance sheet classifications used that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. These adjustments could be material.